Significant Accounting Policies - Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		73 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 90,000	$ 51,000	$ 176,000	$ 89,000	$ 232,000	$ 180,000
Impairment losses							$ 0
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives					3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives					7 years